Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000215105 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215105 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000230670 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000236642 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000255777 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	102.60%
C000255777 | Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000255777 | Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000252108 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000252108 | Energy
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000252108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000252108 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000252108 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000252108 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000252108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000252108 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000252108 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264122 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264122 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000264122 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000264122 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000264122 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000264122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000264122 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264122 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264123 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264123 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000264123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000264123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000264123 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000264123 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000264123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000264123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000264123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000264123 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264124 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264124 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000264124 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000264124 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000264124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000264124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264124 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000264124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264124 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000255876 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000255876 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000255876 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000255876 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000255876 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000255876 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000255876 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000255876 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255876 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000255876 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000255876 | Sector_Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000223943 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	89.90%
C000223943 | Yankee Dollar
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000195439 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000195439 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215207 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000260368 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	98.60%